As filed with the Securities and Exchange Commission on April 29, 1997
Registration No. 2-96408
811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.
[X] Post-Effective Amendment No.    45

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.     46      [X]

SMITH BARNEY INCOME FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

(212) 723-9218
(Registrant's telephone number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Income Funds
388 Greenwich Street
New York, New York 10013, 22nd Floor
(Name and address of agent for service)

copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing become effective:

Immediately upon filing pursuant to Rule 485(b)
[X]  on    April 30, 1997     pursuant to Rule 485(b)
[   ]  60 days after filing pursuant to Rule 485(a)
[   ]  on ______________ pursuant to Rule 485(a)


The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.
Registrant's Rule 24f-2 Notice for the fiscal year ended
   December 31, 1996 was filed on February 25, 1997 as Accession
Number 0000091155-97-000095









SMITH BARNEY INCOME FUNDS

CONTENTS OF
REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


	SMITH BARNEY INCOME FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No. and Caption	Prospectus Caption


1. Cover Page	Cover Page

2. Synopsis	Prospectus Summary

3. Condensed Financial Information	Financial Highlights;

4. General Description of Registrant	Cover Page; Prospectus Summary;
					 Investment Objective and Policies;
					 Distributor; Additional
Information

5. Management of the Fund		Prospectus Summary; Management
					of the Trust and the Fund;
Distributor;
					 Additional Information

6. Capital Stock and Other Securities	Investment Objective and 	Policies;
					Dividends, Distributions and
Taxes;
					Additional Information

7. Purchase of Securities Being Offered	Valuation of Shares; Purchase of
Shares;
					Exchange Privilege; Redemption of
Shares;
					Purchase, Exchange and
Redemption of
					Shares; Minimum Account Size;
Distributor

8. Redemption or Repurchase of Shares	Purchase of Shares; Redemption of
Shares;
					Exchange Privilege;  Purchase,
Exchange and
					Redemption of Shares

9. Pending Legal Proceedings		Not Applicable


Part B 					Statement of Additional
Item No. and Caption			Information Caption


10. Cover Page				Cover page

11. Table of Contents			Contents

12. General Information and		Distributor; Additional
Information
History

13. Investment Objectives and		Investment Objectives ad
Management
Policies					Policies

14. Management of the Fund		Management of the Trust and the
					Funds; Distributor

15. Control Persons and Principal		Management of the Trust and the
Holders of Securities			Funds

16. Investment Advisory and		Management of the Trust and the
Other Services				Funds; Distributor

17. Brokerage Allocation			Investment Objectives and
Management
					Policies; Distributor

18. Capital Stock and Other		Investment Objectives and
Securities				Management Policies; Purchase of
					Shares; Redemption of Shares;
					Taxes

19. Purchase, Redemption and		Purchase of Shares; Redemption
Pricing of Securities Being Offered		of Shares; Valuation of Shares;
					Distributor; Exchange Privilege

20. Tax Status				Taxes

21. Underwriters				Distributor

22. Calculation of Performance Data	Performance Data

23. Financial Statements			Financial Statements




PART A

Prospectus of Smith Barney Premium Total Return Fund dated November 28, 1996 included in Post-Effective Amendment No. 43 to the
Registrant's Statement on Form N-1A as Accession No. 0000091155-96-
000486
is incorporated by reference.


                              SMITH BARNEY PREMIUM
                         TOTAL RETURN FUND (THE "FUND")
              A SERIES OF SMITH BARNEY INCOME FUNDS (THE "TRUST")

                       Amendment dated April 30, 1997 to
                       Prospectus dated November 28, 1996

   The following information amends the information contained in the Fund's Prospectus.

                           ------------------------

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY
  PREMIUM TOTAL RETURN FUND                      CLASS A CLASS B
CLASS C CLASS Y
--------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)         5.00%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever is
      lower)                                      None*   5.00%   1.00%   None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSE
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees                               0.75%   0.75%   0.75%   0.75%
    12b-1 fees**                                  0.25    0.75    0.70    None
    Other expenses                                0.12    0.13    0.10    0.05
--------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES+                  1.12%   1.63%++
1.55%   0.80%
--------------------------------------------------------------------------------

  * Purchase of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
  + Annualized.
++ Amount has been restated from the December 31, 1996 Annual Report.

   Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

 EXAMPLE

   The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  SMITH BARNEY
  PREMIUM TOTAL RETURN FUND                     1 YEAR 3 YEARS 5
YEARS 10 YEARS*
--------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Class A...................................   $61     $84    $109     $180
    Class B...................................    67      81      99      179
    Class C...................................    26      49      84      185
    Class Y...................................     8      26      44       99
  An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
    Class A...................................   $61     $84    $109     $180
    Class B...................................    17      51      89      179
    Class C...................................    16      49      84      185
    Class Y...................................     8      26      44       99
--------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

   The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR
LESS THAN THOSE SHOWN.

                             FINANCIAL HIGHLIGHTS

   The following information for the period ended December 31, 1996 and the two-year period ended July 31, 1996 has been audited by KPMG Peat Marwick
LLP,
independent auditors, whose report thereon appears in the Fund's Annual
Report
dated December 31, 1996. The following information for the fiscal years ended July 31, 1987 through July 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY                  PERIOD      YEAR     YEAR     YEAR
PERIOD
PREMIUM TOTAL RETURN          ENDED       ENDED    ENDED
ENDED     ENDED
FUND                      12/31/96(1)(2) 7/31/96  7/31/95  7/31/94  7/31/93(3)
-------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR           $17.40     $16.33   $15.69   $15.65     $15.15
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income          0.16       0.37     0.44     0.33       0.19
 Net realized and
   unrealized gain on
   investments                  2.21       1.98     1.48     0.99       1.33
-------------------------------------------------------------------------------
Total Income From Opera-
tions                           2.37       2.35     1.92     1.32       1.52
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income         (0.16)     (0.37)   (0.43)   (0.55)     (0.20)
 Net realized gains            (0.47)     (0.91)   (0.14)   (0.52)     (0.49)
 Capital                          --         --    (0.71)   (0.21)     (0.33)
-------------------------------------------------------------------------------
Total Distributions            (0.63)     (1.28)   (1.28)   (1.28)     (1.02)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                          $19.14     $17.40   $16.33   $15.69     $15.65
-------------------------------------------------------------------------------
TOTAL RETURN++                 13.80%++   14.76%   12.92%    8.65%
10.31%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                      $608       $534     $472      $68        $40
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                       1.12%+     1.12%    1.16%    1.19%      1.20%+
 Net investment income          2.05+      2.16     2.81     2.05       1.64+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE           30%        58%      63%      34%
55%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
    SHARE PAID ON EQUITY
    TRANSACTIONS(4)            $0.06      $0.06       --       --         --
-------------------------------------------------------------------------------

(1) For the period from August 1, 1996 to December 31, 1996.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(3) For the period from November 6, 1992 (inception date) to July 31, 1993.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized as it may not be representative of the total return for the year.
+   Annualized.
++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH YEAR:

                                  PERIOD      YEAR     YEAR     YEAR     YEAR
SMITH BARNEY                      ENDED       ENDED    ENDED    ENDED
ENDED
PREMIUM TOTAL RETURN FUND     12/31/96(1)(2) 7/31/96  7/31/95
7/31/94  7/31/93
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF YEAR                         $17.40     $16.33   $15.69   $15.65   $15.21
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income              0.12       0.28     0.36     0.25     0.23
 Net realized and unrealized
   gain on investments              2.21       1.99     1.48     1.00     1.47
-------------------------------------------------------------------------------
Total Income From Operations        2.33       2.27     1.84     1.25     1.70
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income             (0.12)     (0.29)   (0.34)   (0.49)   (0.19)
 Net realized gains                (0.47)     (0.91)   (0.14)   (0.52)   (0.63)
 Capital                              --         --    (0.72)   (0.20)   (0.44)
-------------------------------------------------------------------------------
Total Distributions                (0.59)     (1.20)   (1.20)   (1.21)   (1.26)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR      $19.14     $17.40   $16.33   $15.69
$15.65
-------------------------------------------------------------------------------
TOTAL RETURN++                     13.57%++   14.21%   12.36%    8.12%
11.68%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  (MILLIONS)                      $2,355     $2,021   $1,655   $1,697   $1,231
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:
 Expenses                           1.63+*     1.62%    1.66%    1.66%    1.69%
 Net investment income              1.54+*      1.66     2.31     1.58     1.16
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE               30%        58%      63%      34%
55%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
  SHARE PAID ON EQUITY
  TRANSACTIONS(3)                  $0.06      $0.06       --       --       --
-------------------------------------------------------------------------------

(1) For the period from August 1, 1996 to December 31, 1996.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with re-sults of operations.
(3) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.
++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charges.
 ++ Total return not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 *  Amount has been restated from the December 31, 1996 Annual Report.

  YEAR        YEAR             YEAR             YEAR             YEAR
YEAR
 ENDED        ENDED            ENDED            ENDED            ENDED
ENDED
7/31/92      7/31/91          7/31/90          7/31/89          7/31/88          7/31/87
----------------------------------------------------------------------------------------
 $14.26      $13.30           $13.98           $12.90           $14.47           $14.52
----------------------------------------------------------------------------------------
   0.22        0.24             0.22             0.56             0.51             0.28
   1.93        1.92             0.38             2.00            (0.62)            1.37
----------------------------------------------------------------------------------------
   2.15        2.16             0.60             2.56            (0.11)            1.65
----------------------------------------------------------------------------------------
  (0.22)      (0.24)           (0.22)           (0.89)           (0.18)           (0.28)
     --          --               --            (0.26)           (1.28)           (1.42)
  (0.98)      (0.96)           (1.06)           (0.33)              --               --
----------------------------------------------------------------------------------------
  (1.20)      (1.20)           (1.28)           (1.48)           (1.46)           (1.70)
----------------------------------------------------------------------------------------
 $15.21      $14.26           $13.30           $13.98           $12.90           $14.47
----------------------------------------------------------------------------------------
  15.68%      17.53%            4.62%           21.49%            0.21%           12.07%
----------------------------------------------------------------------------------------
 $  585      $  470           $  508           $  600           $  586           $  961
----------------------------------------------------------------------------------------
   1.69%       1.75%            1.78%            1.75%            1.70%            1.74%
   1.53        1.84             1.66             4.17             3.58             1.97
----------------------------------------------------------------------------------------
     57%         43%              47%              41%              56%             294%
----------------------------------------------------------------------------------------
     --          --               --               --               --               --
------------------------------------------------------------------------------

FOR A CLASS C SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY                  PERIOD      YEAR     YEAR       YEAR
PERIOD
PREMIUM TOTAL RETURN          ENDED       ENDED    ENDED
ENDED      ENDED
FUND                      12/31/96(1)(2) 7/31/96  7/31/95  7/31/94(3) 7/31/93(4)
---------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR           $17.41      $16.33   $15.69    $15.65     $15.45
---------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income          0.12        0.29     0.36      0.23       0.05
 Net realized and
   unrealized gain on
   investments                  2.21        1.99     1.48      1.02       0.35
---------------------------------------------------------------------------------
Total Income From
  Operations                    2.33        2.28     1.84      1.25       0.40
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income         (1.12)      (0.29)   (0.35)    (0.49)     (0.04)
 Net realized gains            (0.47)      (0.91)   (0.14)    (0.52)     (0.09)
 Capital                          --          --    (0.71)    (0.20)     (0.07)
---------------------------------------------------------------------------------
Total Distributions            (0.59)      (1.20)   (1.20)    (1.21)     (0.20)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR                        $19.15      $17.41   $16.33    $15.69     $15.65
---------------------------------------------------------------------------------
TOTAL RETURN++                 13.58%++    14.30%   12.36%     8.12%
2.60%++
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  (000S)                     $42,637     $31,044  $12,937    $1,878     $  357
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:
 Expenses                       1.55%+      1.59%    1.62%     1.60%      1.31%+
 Net investment income          1.61+       1.68     2.35      1.65       1.54+
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE           30%         58%      63%       34%
55%
---------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
  SHARE PAID ON EQUITY
  TRANSACTIONS(5)              $0.06       $0.06       --        --         --
---------------------------------------------------------------------------------

(1) For the period from August 1, 1996 to December 31, 1996.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with re-sults of operations.
(3) On November 7, 1994 the former Class D shares were renamed Class C shares.
(4) For the period from June 1, 1993 (inception date) to July 31, 1993.
(5) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.
++ Total return is not annualized as it may not be representative of the total return for the year.
+   Annualized
++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.

FOR A CLASS Y SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

SMITH BARNEY                           PERIOD ENDED  PERIOD ENDED
PREMIUM TOTAL RETURN FUND             12/31/96(1)(2)  7/31/96(3)
-----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $17.42        $17.57
-----------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                      0.17          0.19
 Net realized and unrealized gain           2.23          0.33
-----------------------------------------------------------------
Total Income From Operations                2.40          0.52
-----------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.18)        (0.21)
 Net realized gains                        (0.47)        (0.46)
-----------------------------------------------------------------
Total Distributions                        (0.65)        (0.67)
-----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $19.17        $17.42
-----------------------------------------------------------------
TOTAL RETURN++                             13.95%         2.93%
-----------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)         $26,585       $13,192
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
 Expenses                                   0.80%         0.87%
 Net investment income                      2.36          2.24
-----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       30%           58%
-----------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(4)           $0.06         $0.06
-----------------------------------------------------------------

(1) For the period from August 1, 1996 to December 31, 1996.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with re-sults of operations.
(3)For the period from February 7, 1996 (inception date) to July 31, 1996.
(4) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+Annualized.

   The following information supplements the information contained in the "Dividends, Distributions and Taxes" section of the Fund's Prospectus.

   In order to ensure the proper tax treatment for distributions made by the Fund, the Trust, on behalf of the Fund, has applied to the Securities and Exchange Commission for exemptive relief from certain sections of the Investment Company Act of 1940, as amended, and the rules thereunder, to enable the Fund to make more than one capital gain distribution per year if necessary and to report the source of the distributions, i.e., the portion attributable to ordinary income and capital gains, annually in the Fund's Annual Report and individually in each shareholder's IRS Form 1099-DIV. If granted, the relief would permit the Fund to designate a portion of some or all of the monthly distributions as being paid from long term capital gains and ensure that information regarding the source of these distributions is reported accurately to shareholders. There is no assurance that the relief described above will be granted.

8

FD 01294 4/97

PART B

Smith Barney
INCOME FUNDS

388 Greenwich Street
New York, New York 10013
(212) 723-9218


Statement of Additional Information		November 28, 1996
		   			   amended April 30, 1997


	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Income Funds (the "Trust"), relating to seven investment funds offered by the Trust: Smith Barney Convertible Fund (the "Convertible Fund"), Smith Barney Diversified Strategic Income Fund (the "Diversified Strategic Income Fund"), Smith Barney Exchange Reserve Fund (the "Exchange Reserve Fund"), Smith Barney High Income Fund (the "High Income Fund"), Smith Barney
Premium Total Return Fund (the "Premium Total Return Fund"), Smith Barney Tax-Exempt Income Fund (the "Tax-Exempt Income Fund"), and Smith
Barney Utilities Fund (the "Utilities Fund") (each a "Fund" and together the "Funds"), each dated November 28, 1996, as amended or supplemented from time to time (the "Prospectuses"), and should be read in conjunction with the Prospectuses. The Prospectuses may be obtained from any Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.


CONTENTS

	For ease of reference, the same section headings are used in both the Prospectuses and this Statement of Additional Information, except where shown below:



Management of the Trust and the Funds			2
Investment Objectives and Management Policies. 		8
Purchase of Shares					26
Redemption of Shares					27
Distributor						28
Valuation of Shares					30
Exchange Privilege					31
Performance Data (See in the Prospectuses "Performance" or
"Yield Information")					31
Taxes (See in the Prospectuses "Dividends, Distributions and Taxes")
							36
Additional Information					40
Financial Statements					40
Appendix						A-1

MANAGEMENT OF THE TRUST AND THE FUNDS

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust. These organizations are the following:

Name
Service


Smith Barney Inc. ("Smith Barney")
Distributor


PFS Distributors ("PFS")
Distributor to Exchange Reserve Fund


Smith Barney Mutual Funds Management Inc. ("SBMFM")
Investment adviser to the Convertible
Fund, High Income Fund, Diversified Fund
Strategic Income Fund, Tax-Exempt
Income Fund, Utilities Fund and
Exchange Reserve Fund


Smith Barney Strategy Advisers Inc. ("Strategy Advisers")
Investment adviser to PremiumTotal Return Fund


Smith Barney Global Capital Management
Inc. ("Global Capital Management")
Sub-investment adviser to Diversified Strategic Income Fund


Boston Partners Asset Management, L.P. ("Boston Partners")
Sub-investment adviser to Premium Total Return Fund


SBMFM
Administrator


PNC Bank, National Association ("PNC Bank")
Custodian to Convertible Fund, High Income Fund,
Premium Total Return Fund,Tax-Exempt Income Fund,
Utilities Fund and Exchange Reserve Fund


Chase Manhattan Bank of New York* ("Chase")
Custodian to Diversified Strategic Income Fund


First Data Investors Services Group,
Inc. ("First Data"), a subsidiary of First Data Corporation
Transfer Agent


* Effective December 8, 1996; prior to that date, Morgan Guaranty Bank of New York served as custodian to the Diversified Strategic Income Fund.

	These organizations and the functions they perform for the Trust are discussed in the Prospectuses and in this Statement of Additional Information.

Trustees and Executive Officers of the Trust

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Lee Abraham, Trustee (Age 69). Retired; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 35 Old Forge Road, Wilton, Connecticut 06897.

Antoinette C. Bentley, Trustee (Age 57). Retired; formerly Senior Vice President and Associate General Counsel of Crum and Foster, Inc., an insurance holding company. Her address is 24 Fowler Road, Far Hills, New Jersey 07931.

Allan J. Bloostein, Trustee (Age 66). Consultant; formerly Vice Chairman of the Board of and Consultant to The May Department Stores Company; Director of Crystal Brands, Inc., Melville Corp. and R.G. Barry Corp. His address is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Trustee (Age 55). Head of School, The New Atlanta Jewish Community High School, Atlanta Georgia; prior to July 1, 1994, Headmaster, Lawrence Country Day School-Woodmere Academy, Woodmere,
New York; prior to July 1, 1990, Headmaster of Woodmere Academy. His address is 2865 Lenox Road, N.E., Apt. 507, Atlanta, GA 30324-2855.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 63). Managing Director of Smith Barney, Chairman of the Board of Strategy Advisers and President of SBMFM; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), Vice Chairman of Asset Management. His address is 388 Greenwich Street, New York, New York 10013.

Madelon DeVoe Talley, Trustee (Age 64). Author; Governor at Large of the National Association of Securities Dealers, Inc.; Commissioner of Port Authority of New York and New Jersey as of 1996. Her address is 876 Park Avenue, New York, New York 10021.

Jessica M. Bibliowicz, President (Age 37). Executive Vice President of Smith Barney and Chairman of the Board of SBMFM and Director of 12 investment companies associated with Smith Barney; Prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds; prior to 1990, First Vice President, Asset Management Division of Shearson Lehman Brothers. Ms. Bibliowicz serves as President of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

John C. Bianchi, Vice President and Investment Officer (Age 41). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

James E. Conroy, Vice President and Investment Officer (Age 45). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Simon Hildreth, Investment Officer (Age 44). Managing Director of Smith Barney and a member of the Investment Policy Committee of Global Capital Management; prior to 1994, Director of Mercury Asset Management, a fund manager located in the United Kingdom.

Jack S. Levande, Vice President and Investment Officer (Age 50). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Lawrence T. McDermott, Vice President and Investment Officer (Age 48). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

George E. Mueller, Jr., Investment Officer (Age 56). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Harry Rosenbluth, Investment Officer (Age 40). Principal of Boston Partners; prior to 1995, Vice President of The Boston Company Advisors; Senior Vice President of The Boston Company Institutional Investors, Inc. His address is 300 Drake's Landing Road, Greenbrae, California 94904.

Robert E. Swab, Investment Officer (Age 40). Vice President of Smith Barney; prior to 1995, Co-Portfolio Manager of Convertible Fund. His address is 388 Greenwich Street, New York, New York 10013.

Phyllis M. Zahorodny, Vice President and Investment Officer (Age 38). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. Her address is 388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 39). Managing Director and Chief Financial Officer of Smith Barney Mutual Funds; Director and Senior Vice President of SBMFM. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 45). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM. Ms. Sydor serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York
10013.


	Each Trustee also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. Global Capital Management, SBMFM and Strategy Advisers (the "Advisers") are
"affiliated persons" of the Trust as defined in the 1940 Act by virtue of their positions as investment advisers to the Funds. As of October 31, 1996, the Trustees and officers of the Funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Fund.

	No officer, director or employee of Smith Barney or any Smith Barney parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of their affiliates a fee of $17,000 per annum plus $3,250 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended July 31, 1996, such travel and out-of-pocket expenses totalled $1,616.47.

	For the fiscal year ended July 31, 1996 and the calendar year ended December 31, 1996, the Trustees of the Trust were paid the following compensation:


							Aggregate
					Total		Compensation
			Aggregate	Pension or	from the Funds
			Compensation	Retirement	and the Fund
			from the Funds	Benefits		Complex for
			for the Fiscal	Accrued		the Year ended
			Year ended	from the		December
Trustee(*)		July 31, 1996	the Funds	31, 1996

Lee Abraham (9)		$44,500		0		$44,550

Antoinette C. Bentley (9)	  44,500		0		  44,350

Allen J. Bloostein (15)	  44,500		0		  83,150

Richard E. Hanson, Jr. (9)   44,500		0		  44,550

Heath B. McLendon (42)	   0		0		  0

Madelon DeVoe Talley (10)+  33,250	0		  45,342.90

----------------------------------------------------------------------
*	Number of directorships/trusteeships held with other Smith Barney
Mutual Funds.
+	Pursuant to the Trust's deferred compensation plan Ms.Talley elected to defer
payment of $15,000 of her compensation in the fiscal year ended July 31, 1996.


Investment Advisers, Sub-Investment Adviser and Administrator
Each adviser serves as investment adviser to one or more Funds pursuant to a separate written agreement with the relevant Fund (an "Advisory Agreement"). SBMFM serves as investment adviser to its relevant Funds pursuant to a transfer of the investment advisory agreement, effective November 7, 1994 from its affiliate, Mutual Management Corp. (Mutual Management Corp. and
SBMFM are both wholly owned subsidiaries of Smith Barney Holdings Inc. ("Holdings"). Strategy Advisers is a wholly owned subsidiary of SBMFM and Global Capital Management is an indirect wholly owned subsidiary of Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. The Advisory Agreements were most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or the Advisers ("Independent Trustees"), on August 7, 1996. SBMFM also serves as administrator to each Fund pursuant to a separate written agreement dated May 4, 1994 (the "Administration Agreement") which was most recently approved by the Board of Trustees, including a majority of the Independent Trustees, on August 7, 1996. Boston Partners serves as sub-investment adviser to Premium Total Return Fund, pursuant to a written agreement dated August 15, 1995, which was most recently approved by the Fund's Board of Trustees, including a majority of the Independent Trustees, on August 7, 1996. Global Capital Management also serves as sub-investment adviser to Diversified Strategic Income Fund, pursuant to a written agreement dated March 21, 1994 which was most recently approved by the Fund's Board of Trustees, including a majority of the Independent Trustees, on August 7, 1996. Prior to March 21, 1994, Lehman Brothers Global Asset Management
Limited ("LBGAM") acted in the capacity as the Fund's sub-investment adviser.

	Certain of the services provided to the Trust by the Advisers and Boston Partners are described in the Prospectuses under "Management of the Trust and the Fund." Each Adviser, SBMFM, as administrator, and Boston Partners, as sub-adviser, pay the salaries of all officers and employees who are employed by both it and the Trust, and maintain office facilities for the Trust. In addition to those services, SBMFM furnishes the Trust with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Funds' shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Advisers and Boston Partners bear all expenses in connection with the performance of their services.

	As compensation for investment advisory services, each Fund pays its investment adviser a fee computed daily and paid monthly at the following annual rates:



Fund
Investment Advisory Fee As a Percentage of Average Net Assets

Convertible Fund
0.50%

Diversified Strategic Income Fund
0.45%

Exchange Reserve Fund
0.30%

High Income Fund
0.50%

Premium Total Return Fund
0.55%

Tax-Exempt Income Fund
0.40%

Utilities Fund
0.45%


	For the periods below, the Funds paid investment advisory fees to their respective Advisers as follows:


								Period
								From
								August
		For the						1, 1996
		Fiscal						through
		Year ended					Dec-
		July 31:						cember
		1994		1995		1996		31, 1996
Convertible
Fund		$425,505	$415,666	$417,942

Diversified Strategic
Income Fund	8,761,857	11,112,553	11,818,108


Exchange Reserve
Fund		622,203		547,990		448,925

High Income
Fund		3,771,643	3,706,659	4,506,352

Premium Total
Return Fund	8,506,930	10,627,086	13,381,076        6,454,801

Tax-Exempt
Income Fund	4,561,779	4,033,479	3,771,279

Utilities Fund	10,896,883	7,885,332	8,094,511



	As compensation for administrative services, each Fund pays SBMFM a fee computed daily and paid monthly at the annual rate of 0.20% of the Fund's average daily net assets. For the periods shown below, the Funds paid administrative fees to The Boston Company Advisors, Inc. or SBMFM:





		The
		Boston
		Company
		Advi-
		sors	SBMFMSBMFMSBMFMSBMFM
					For the	For the
		For the	For the	Fiscal	Fiscal	For the
		Period	Period	Year	Year	Period
		from	from	from	from	from
		8/1/93	5/4/94	8/1/94	8/1/95	8/1/96
		through	through	through	through	through
Fund		5/3/94	7/31/94	7/31/95	7/31/96	12/31/96

Convertible
Fund	      	$145,717  $24,485  $166,266  $167,177

Diversified  Strategic
Income Fund	4,289,630  717,145  4,938,912  5,252,493

Exchange Reserve
Fund		341,472  73,330  365,327  299,283

High Income
Fund      	1,297,678  210,979  1,482,663  1,802,541

Premium Total Return
Fund		2,639,140  454,284  3,930,566  2,299,990  2,347,201

Tax-Exempt Income
Fund		1,971,064  309,826  2,016,740  1,885,640

Utilities Fund	4,256,098  586,961  3,542,538  3,597,560


	For the period ended March 20, 1994, Diversified Strategic Income Fund paid LBGAM $1,562,892, in sub-investment advisory fees. For the period from March 21, 1994 through July 31, 1994 and the fiscal years ended July 31, 1995 and 1996, Diversified Strategic Income Fund paid Global Capital Management $940,496, $1,234,728 and $2,626,246, respectively, in sub-
investment advisory fees.

	Each Adviser and SBMFM, as administrator, have agreed that if in any fiscal year the aggregate expenses of the Fund that it serves (including fees payable pursuant to its Advisory Agreement and Administration Agreement, but excluding interest, taxes, brokerage, distribution and service fees and, if permitted by the relevant state securities commission, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Adviser and SBMFM will, to the extent required by state law, reduce their fees by the amount of such excess expenses, such amount to be allocated between them in the proportion that their respective fees bear to the aggregate of the fees paid by the Fund. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to any Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of the average daily net assets and 1.5% of the remaining average daily net assets of the Fund. No such fee reduction was required for the fiscal years ended July 31, 1994, 1995 and 1996.

	The Trust bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or SBMFM;
SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Trust.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Trust. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan LLP as their legal counsel.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York
10154 has been selected as the Trust's independent auditor to examine and report on the Trust's financial statements and highlights for the fiscal year ending July 31, 1997. Prior to October 20, 1994, Coopers & Lybrand L.L.P., independent accountants, served as auditors of the Trust.


	In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued except upon specific request made by a shareholder to First Data. First Data maintains a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees. Shares are transferable but have no preemptive or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants.

	Massachusetts law provides that, under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

	The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to such investments, policies and strategies.

	U.S. Government Securities (All Funds). United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). U.S. government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home
Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"),
General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, International Bank for Reconstruction and Development and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation
("FHLMC"), are mortgage-related securities. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

	Bank Obligations (All Funds). Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC").
Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of certificates of deposit ("CDs") of each held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of U.S. banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

	Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities;
and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, a Fund's Adviser will carefully evaluate such investments on a case-by-case basis.

	Exchange Reserve Fund may purchase a CD issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer CD") so long as the issuer is a member of the FDIC or Office of Thrift Supervision and is insured by the Savings Association Insurance Fund ("SAIF") and so long as the principal amount of the Small Issuer CD is fully insured and is no more than $100,000. Exchange Reserve
Fund will at any one time hold only one Small Issuer CD from any one issuer. Savings and loan associations whose CDs may be purchased by the Funds are members of the Federal Home Loan Bank and are insured by the SAIF. As a result, such savings and loan associations are subject to regulation and examination.

	When-Issued Securities and Delayed-Delivery Transactions (High
Income, Premium Total Return, Diversified Strategic Income and Tax-Exempt
Income Funds). To secure an advantageous price or yield, these Funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. A Fund will enter into such transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the reciprocal delivery or payment by the other party to the transaction.
In entering into a when-issued or delayed-delivery transaction, a Fund will rely on the other party to consummate the transaction and may be
disadvantaged if the other party fails to do so. 	U.S. government securities
and Municipal Securities (as defined below) normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S. government securities, the public's perception of the creditworthiness of the issuers.
In general, U.S. government securities and Municipal Securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

	In the case of the purchase by a Fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the Fund consisting of cash or equity and debt securities of any grade, provided such securities have been determined by the adviser to be liquid and unencumbered pursuant to guidelines established by the Trustees, equal to the amount of the when-issued or delayed-delivery commitments will be established at PNC Bank, or Chase in the case of Diversified Strategic Income Fund. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund involved. On the settlement date, a Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the Fund's payment obligations).

	Lending of Portfolio Securities (Premium Total Return, Utilities, Convertible, High Income and Diversified Strategic Income Funds). These Funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of a Fund's total assets taken at value. A Fund will not lend portfolio securities to Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the Fund and is acting as a "finder".

	By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Fund's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

	Options on Securities (Premium Total Return, Convertible, Utilities, Diversified Strategic Income and High Income Funds). These Funds may engage in transactions in options on securities, which, depending on the Fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

	The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Diversified Strategic Income Fund, however, may engage in option transactions only to hedge against adverse price movements in the securities that it holds or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums.
The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

 	Options written by a Fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund with option-writing authority may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.
	So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction.
A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation
(the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

	The Diversified Strategic Income Fund may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options.

	"Spread" options are dependent upon the difference between the price of two securities or futures contracts, "Knock-out" options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, "Knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.
	The Diversified Strategic Income Fund may utilize up to 15% of its assets to purchase options and may do so at or about the same time that it purchases the underlying security or at a later time. In purchasing options on securities, the Fund will trade only with counterparties of high status in terms of credit quality and commitment to the market.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase only call or put options issued by the Clearing Corporation. The Funds with option-writing authority expect to write options only on U.S. securities exchanges, except that the Diversified Strategic Income Fund also may write options on foreign exchanges and in the over-the-counter market.

	A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Fund initially paid for the original option plus the related transaction costs.

	Although a Fund generally will purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain of the facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds with authority to engage in options transactions and other clients of their respective Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.
	In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

	Additional risks exist with respect to certain of the U.S. government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

	Stock Index Options (Premium Total Return and Utilities Funds). The Premium Total Return and Utilities Funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite
Index or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

	Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier". Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

	The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Premium Total Return and Utilities Funds will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to its Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

	The Premium Total Return and Utilities Funds will engage in stock index options transactions only when determined by their respective Advisers to be consistent with the Funds' efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a Fund writes an option on a stock index, the Fund will establish a segregated account with PNC Bank in an amount equal to the market value of the option and will maintain the account while the option is open.

	Mortgage-Related Securities (Diversified Strategic Income and
Exchange Reserve Funds). The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

	Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal guarantor of such securities, is a wholly owned United States government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

	Private, U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, Diversified Strategic Income Fund, consistent with its investment objective and policies, will consider making investments in such new types of securities.

	Currency Transactions (Diversified Strategic Income and High Income Funds). The Funds' dealings in forward currency exchange transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency.
If a Fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the Fund cash or readily marketable securities in an amount equal to the value of the Fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

	At or before the maturity of a forward contract, a Fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

	The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

	If a devaluation is generally anticipated, the Diversified Strategic Income and High Income Funds may not be able to contract to sell the currency at a price above the devaluation level they anticipate.

	Foreign Currency Options (Diversified Strategic Income Funds) The
High Income Fund may only purchase put and call options on foreign currencies, whereas the Diversified Strategic Income Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

	The Fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a Fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

	Foreign Government Securities (Diversified Strategic Income Fund and High Income Fund). Among the foreign government securities in which the Fund may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

	Municipal Securities (Tax-Exempt Income Fund). Municipal securities generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities ("Municipal Securities"). Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Securities if the interest paid thereon qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

	Municipal bonds may be issued to finance life care facilities. Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competitionfrom alternative health care or conventional housing facilities.

	Municipal leases are Municipal Securities that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses providing that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult. In order to limit the risks, Tax-Exempt Income Fund proposes to purchase either (a) municipal leases rated in the four highest categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or (b) unrated municipal leases purchased principally from domestic banks or other responsible third parties which enter into an agreement with the Fund providing the seller will either remarket or repurchase the municipal lease within a short period after demand by the Fund.

	Temporary Investments (Tax-Exempt Income Fund). When the Tax-
Exempt Income Fund is maintaining a defensive position, the Fund may invest in short-term investments ("Temporary Investments") consisting of: (a) the following tax-exempt securities: (i) tax-exempt notes of municipal issuers having, at the time of purchase, a rating of MIG 1 through MIG 4 by Moody's or rated SP-1 or SP-2 by S&P or, if not rated, of issuers having an issue of outstanding Municipal Securities rated within the four highest grades by Moody's or S&P; (ii) tax-exempt commercial paper having, at the time of purchase, a rating not lower than A-2 by S&P or Prime-2 by Moody's; and (iii) variable rate demand notes rated at the time of purchase within the two highest ratings by any major rating service or determined to be of comparable quality to instruments with such rating; and (b) the following taxable securities: (i) U.S. government securities, including repurchase agreements with respect to such securities; (ii) other debt securities rated within the four highest grades by Moody's or S&P; (iii) commercial paper rated in the highest grade by either of these rating services; and (iv) certificates of deposit of domestic banks with assets of $1 billion or more. Among the tax-exempt notes in which the Fund may invest are Tax Anticipation Notes, Bond Anticipation Notes and Revenue Anticipation Notes which are issued in anticipation of receipt of tax funds, proceeds of bond placements or other revenues, respectively. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy in anticipation of a market decline. The Fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of shares of the Fund and of its portfolio securities, or in order to have highly liquid securities available to meet anticipated redemptions.

	Investing in Utilities (Utilities Fund). Each of the risks referred to in Utilities Fund's Prospectus could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

	Ratings as Investment Criteria (All Funds). In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their respective Advisers to evaluate potential investments.
Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The
Appendix to this Statement of Additional Information contains further information concerning the rating categories of NRSROs and their significance.

	Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a Fund, but the Fund's Adviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

	Futures Activities (Diversified Strategic Income, High Income, Utilities and Tax-Exempt Income Funds). These Funds may enter into futures contracts and/or options on futures contracts that are traded on a United States exchange or board of trade. These investments may be made by a Fund solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions, and not for purposes of speculation. In the case of Tax-Exempt Income Fund, investments in futures contracts will be made only in unusual circumstances, such as when the Fund's Adviser anticipates an extreme change in interest rates or market conditions. See "Taxes" below.

	Futures Contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, if Tax-Exempt Income Fund owns long-term bonds and tax-exempt rates are expected to increase, the Fund might enter into a short position in municipal bond index futures contracts. Such a sale would have much the same effect as the Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term Municipal Securities in the Fund would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the Fund.

	The Diversified Strategic Income Fund may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. These investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund and not for purposes of speculation. The ability of the Fund to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986 as amended (the "Code"), applicable to a regulated investment company.

	No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Fund will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

	Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of its Adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

	Although the Funds with authority to engage in futures activity intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

	If a Fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the Fund has anticipated, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

	Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying future currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs).
Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund investing in the option.

	Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a Fund's Adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities or the currencies being hedged.

	Foreign Investments. Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the Fund will be investing in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the Fund.

	The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces.
Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

	Many of the securities held by the Fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

	Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Fund of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

	The interest payable on the Fund's foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deductions for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income. Additionally, the operating expenses of the Fund can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies.

	The Fund may also purchase American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts
("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

	Short Sales (Utilities Fund). Utilities Fund may from time to time sell securities short, but the value of securities sold short will not exceed 5% of the value of the Fund's assets. In addition, the Fund may not (a) sell short the securities of a single issuer to the extent of more than 2% of the value of the Fund's net assets and (b) sell short the securities of any class of an issuer to the extent of more than 2% of the outstanding securities of the class at the time of the transaction. A short sale is a transaction in which the Fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

	When the Fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

	The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

	Short Sales Against the Box (Premium Total Return, Convertible and Utilities Funds). These Funds may enter into a short sale of common stock such that when the short position is open the Fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable without payment of further consideration into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box", will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the Fund delivers the convertible securities to close out its short position. Although prior to delivery a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Funds will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Investment Restrictions

The investment restrictions numbered 1 through 14 below (other than restriction number 10 as applied to Utilities Fund) have been adopted by the Trust with respect to the Funds as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 15 through 20, and number 10 as applied to Utilities Fund, may be changed by vote of a majority of the Board of Trustees at any time.

	The investment policies adopted by the Trust prohibit a Fund from:

	1. Purchasing the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

	2. Purchasing (a) more than 10% of the voting securities of any one issuer, (b) more than 10% of the securities of any class of any one issuer or
(c) more than 10% of the outstanding debt securities of any one issuer, except that limitation (c) does not apply to the Exchange Reserve and Diversified Strategic Income Funds and limitations (b) and (c) do not apply to the Utilities Fund; provided that this limitation shall not apply to investment in U.S. government securities.

	3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by any Fund permitted to engage in transactions in futures contracts or related options.

	4. Making short sales of securities or maintaining a short position except that (a) the Premium Total Return, Utilities and Convertible Funds may engage in such activities if, at all times when a short position is open, the relevant Fund owns an equal amount of the securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short, and if, with respect to the Premium Total Return and Convertible Funds, not more than 10% of the relevant Fund's net assets (taken at current value) is held as collateral for such sales at any one time and
(b) Utilities Fund may make short sales or maintain a short position to the extent of 5% of its net assets.

	5. Borrowing money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% (20% for Utilities Fund) of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) Diversified Strategic Income Fund may enter into reverse repurchase agreements and forward roll transactions and (c) one or more Funds may enter into futures contracts. Except for Diversified Strategic Income Fund, whenever borrowings described in (a) exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing (including reverse repurchase agreements and forward roll transactions), Diversified Strategic Income Fund will maintain an asset coverage of at least 300% with respect to all its borrowings.

	6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

	7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

	8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate and may purchase securities issued by companies that invest or deal in real estate.

	9. Investing in commodities, except that (a) the High Income, Diversified Strategic Income, Utilities and Tax-Exempt Income Funds may invest in futures contracts and options on futures contracts as described in their Prospectuses and (b) upon 60 days' notice given to its shareholders, the Premium Total Return and Convertible Funds may engage in hedging transactions involving futures contracts and related options, including stock index futures contracts and financial futures contracts.

	10. Investing in oil, gas or other mineral exploration or development programs, except that the Premium Total Return, Convertible, Diversified Strategic Income, Utilities and High Income Funds may invest in the securities of companies that invest in or sponsor those programs.

	11. Making loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to Funds other than the Exchange Reserve Fund, loans of portfolio securities consistent with the Fund's investment objective.

	12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.

	13. Purchasing any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except that Exchange Reserve Fund and Utilities Fund will invest in excess of 25% of their respective assets in the securities of companies within the banking industry and utility industry, respectively; provided that there shall be no limit on the purchase of (a) U.S. government securities or (b) for Funds other than the Exchange Reserve and Utilities Funds, Municipal Securities issued by governments or political subdivisions of governments.

	14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except, with respect to Funds other than Exchange Reserve Fund, as permitted under the Fund's investment objective and policies.

	15. With respect to all Funds except the Exchange Reserve Fund, purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days and, in the case of Exchange Reserve Fund, time deposits maturing from two business days through six months) or other securities that are not readily marketable if more than 10% or, in the case of the High Income and Diversified Strategic Income Funds, 15% of the total assets of the Fund would be invested in such securities. With respect to the Exchange Reserve Fund, (i) securities subject to Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), provided at least two dealers make a market in such securities and
(ii) certain privately issued commercial papers eligible for resale without registration pursuant to section 4(2) of the 1933 act will not be subject to this restriction

	16. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; provided that in the case of private activity bonds purchased for Tax-Exempt Income Fund, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

	17. Making investments for the purpose of exercising control or management.

	18. Purchasing or retaining securities of any company if, to the knowledge of the Trust, any of the Trust's officers or Trustees or any officer or director of an Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

	19. Investing in warrants (except as permitted under a Fund's investment objective and policies or other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized United States or foreign stock exchange to the extent permitted by applicable state securities laws.

	20. With respect to Utilities Fund only, purchasing in excess of 5% of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.

	The Trust has adopted two additional investment restrictions applicable to Exchange Reserve Fund, the first of which is a fundamental policy, which prohibit Exchange Reserve Fund from:

	1. Investing in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

	2. Investing more than 10% of its assets in variable rate master demand notes providing for settlement upon more than seven days' notice by the Fund.

	For purposes of the investment restrictions described above, the issuer of a Municipal Security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction number 13, private activity bonds (other than those issued for charitable, educational and certain other purposes), the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an industry. The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

	Under certain market conditions, a Fund authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur, for example, if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. A Fund's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

	Certain other practices which may be employed by a Fund also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Fund's Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

	For the fiscal years ended July 31, 1995 and 1996, the portfolio turnover rates were as follows:


	                                    						For the Period
			    	For the Fiscal		                   from August 1,
				    Year Ended		                       1996 through
				    July 31			                         December 31,
			    	1995	         1996                 1996

Convertible Fund			48%	59%

Diversified Strategic Income
Fund				83%	90%


High Income Fund		60%	72%

Premium Total Return Fund	63%	58%		30%

Tax-Exempt Income Fund		38%	44%

Utilities Fund			36%	58%



	For regulatory purposes, the turnover rate of Exchange Reserve Fund is zero.

Portfolio Transactions

Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities, except for Eurobonds which are principally traded over-the-counter. The primary trading market for a given security is generally located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a Fund are made by its Adviser, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. With respect to Diversified Strategic
Income Fund, decisions to buy and sell domestic securities for the Fund are made by SBMFM, which is also responsible for placing these transactions;
the responsibility to make investment decisions with respect to foreign securities and to place these transactions rests with Global Capital Management. Although investment decisions for each Fund are made independently from those of the other accounts managed by its Adviser, investments of the type that the Fund may make also may be made by those other accounts. When a Fund and one or more other accounts managed by its Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund.

	Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding each Fund's payment of brokerage commissions:





			Premium			          Diversified
			Total			High		Strategic
		Fiscal	Return	Convertible	Income	Utilities	Income
		Year	Fund	Fund		Fund	Fund	Fund
Total Brokerage
Commissions	1994	$1,767,577  $60,818  $96,670  $2,006,028  $106,421
		1995	3,517,469  39,798  97,439  2,134,306  	0
		1996	3,935,585  16,920  32,621  2,446,072  	50,196
		1996*	1,179,425

Commissions paid
to Shearson	1994	280,686	0  	174,858	0
Lehman or	1995	694,467	600  	0  	162,924  	0
or Smith Barney	1996	628,778  0  	0 	 91,818		0
		1996*	209,905

% of Total Brokerage
Commissions 	1995	19.75%	1.51%	0%	7.63%		0%
Paid to Smith	1996	15.98	0	0	3.75		0
Barney		1996*	17.80

% of Total 	1995	20.02%	1.69%	0%	8.21%		0%
Transactions	1996	16.26	0	0	2.72		0
involving	1996*	13.62
Commissions
paid to Smith
 Barney


*  For the period from August 1, 1996 through December 31, 1996.

	In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Fund's Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Adviser will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement between the Trust and an Adviser authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services
(as those terms are defined in Section 28(e) of the Securities Exchange
Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The fees under the Advisory Agreements and the Sub-Advisory and/or Administration Agreements are not reduced by reason of their receiving such brokerage and research services. Further, Smith Barney will not participate in commissions brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. The Trust's Board of Trustees periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Trust.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of the Fund's Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Funds on the floor of any national securities exchange, provided (a) the Trust's Board of Trustees has expressly authorized Smith Barney to effect such transactions, and (b) Smith Barney annually advises the Trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Funds will not purchase any security, including U.S. government securities or Municipal Securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.

	The Funds may use Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectuses applies to purchases made by any "purchaser", which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the relevant Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any "purchaser" (as defined above) is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the rights of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Prices

The Trust offers shares of the Funds to the public on a continuous basis. The public offering price for a Class A, Class Y and Class Z share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares and of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Funds' financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of a Fund is included in its Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

	Distributions in Kind. If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the
Trust may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when
shareholders subsequently sell those securities. 	Automatic Cash Withdrawal
Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan with respect to that Fund, purchases by such shareholders of additional shares in the Fund in amounts less than $5,000 will not ordinarily be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates of the Fund from which withdrawals will be made with First Data, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. All applications for participation in the Withdrawal Plan must be received by First Data as Plan Agent no later than the eighth day of each month to be eligible for participation beginning with that month's withdrawal. For additional information regarding the Withdrawal
Plan, contact your Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Trust's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution Agreement").

	PFS serves as one of the Trust's distributors with respect to the Exchange Reserve Fund pursuant to a Distribution Agreement dated November 20, 1995.

	When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than the Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the relevant Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

	For the fiscal year ended July 31, 1996, Smith Barney and/or PFS incurred distribution expenses totaling approximately $62,460,648, consisting of approximately $3,277,497 for advertising $897,058 for printing and mailing prospectuses, $30,622,377 for support services and overhead expenses, $27,032,487 to Smith Barney or PFS Financial Consultants and $631,227 for accruals for interest on the excess of Smith Barney and/or PFS expenses incurred in the distribution of the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney and/or PFS. Distribution Arrangements

	Shares of the Trust are distributed on a best efforts basis by Smith Barney as sales agent of the Trust pursuant to the Distribution Agreement. To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act.
Under the Plan, each Fund, except Exchange Reserve Fund, pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of
 .25% (.15% in the case of Tax-Exempt Income Fund) of the value of the Fund's average daily net assets attributable to its Class A, Class B and Class C shares. In addition, each Fund except the Exchange Reserve Fund, pays Smith Barney, with respect to the its Class B and Class C shares, a distribution fee. The Exchange Reserve Fund pays PFS, with respect to its Class B shares, a distribution fee. The distribution fee is primarily intended to compensate Smith Barney and/or PFS for its initial expense of paying Financial
Consultants a commission upon sales of those shares. The Class B and Class C shares' distribution fees, accrued daily and paid monthly, are calculated at the annual rate of .50% for Class B shares and 0.45% for Class C shares
(0.50% for Class C shares in the case of Exchange Reserve Fund and 0.55% for Class C shares in the case of Tax-Exempt Fund) of the value of a Fund's average daily net assets attributable to the shares of the respective Class.

	For the fiscal years ended July 31, 1994, 1995 and 1996, Smith Barney received $61,281,027, $52,644,615 and $57,460,253, respectively, in the aggregate from the Trust under the Plan.

	The following expenses were incurred during the periods indicated:Sales Charges (paid to Smith Barney).
Class A

								Period
		Fiscal		Fiscal		Fiscal		from
		Year		Year		Year		8/1/96
		Ended		Ended		Ended		through
		7/31/94		7/31/95		7/31/96		12/31/96
Convertible Fund	$14,561	 	$ 8,900		$49,000

Diversified Strategic
Income Fund	818,088	 	471,500		792,000

High Income
Fund		507,890	 	457,100		593,000

Premium Total
Return Fund	546,635		 594,400		968,000		435,000

Tax-Exempt Income
Fund		176,786		 68,794	 	47,000

Utilities Fund	364,556 		150,600		228,000

CDSC (paid to Smith Barney).
Class B

								Period
		Fiscal		Fiscal		Fiscal		from
		Year		Year		Year		8/1/96
		Ended		Ended		Ended		through
		7/31/94		7/31/95		7/31/96		12/31/96
Convertible Fund	$ 87,160		$ 126,500	$ 95,000

Diversified Strategic
Income Fund	5,301,256	6,000,000	4,015,000

Exchange Reserve
Fund		1,188,817	1,429,000	765,000

High Income
Fund		743,718		1,000,000	915,000

Premium Total
Return Fund	2,133,023	1,765,800	2,905,000      1,009,000

Tax-Exempt
Income Fund	1,570,424	1,649,382	 929,000

Utilities Fund	8,429,876 	4,738,800	3,393,000

Service Fees and Distribution Fees
Fund Level

								Period
		Fiscal		Fiscal		Fiscal		from
		Year		Year		Year		8/1/96
		Ended		Ended		Ended		through
		7/31/94		7/31/95		7/31/96		12/31/96
Convertible Fund	$ 627,147	$468,685	$433,951

Diversified Strategic
Income Fund	18,336,425	17,817,988	18,641,336

Exchange Reserve
Fund		1,036,758	 913,444	 	748,208

High Income
Fund		4,307,795	4,029,911	 4,893,170

Premium Total
Return Fund	11,322,934 	12,565,954	 5,646,147      7,545,851

Tax-Exempt
Income Fund	7,323,768	5,456,482	4,945,112

Utilities Fund	17,767,182	12,305,595	12,152,329



	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney or PFS without shareholder approval, and all amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney and PFS will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of procedures used by a Fund in valuing its assets.

	Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of Funds investing in foreign securities may not take place contemporaneously with the determination of the prices of many of their respective portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, SBMFM, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Trust.

	Debt securities of United States issuers (other than U.S. government securities and short-term investments), including Municipal Securities held by Tax-Exempt Income Fund, are valued by SBMFM, as administrator, after consultation with the Pricing Service approved by the Trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service.
The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge.

	B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds.

	C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of a Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	Dealers other than Smith Barney must notify First Data of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Trust may quote yield or total return of the Funds in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing each Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New
York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.YieldExchange Reserve Fund. The current yield for the Fund is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

	For the seven-day period ended July 31, 1996, the annualized yield was 4.44%, and the compound effective yield was 4.53%. As of July 31, 1996, the Fund's average portfolio maturity was 37 days.

	Other Funds. The 30-day yield figure of a Fund other than Exchange Reserve Fund is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

	YIELD =2 [ ( a-bcd+1)6--1]

	Where: 	a = dividends and interest earned during the period.
		b = expenses accrued for the period (net of waiver and reimbursement).
		c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
		d = the maximum offering price per share on the last day of the period.

	For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

	Investors should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

The "average annual total return" figures for each Fund, other than Exchange Reserve Fund, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1+T)n = ERV

Where:	P =a hypothetical initial payment of $1,000.
	T = average annual total return.
	n = number of years.
	ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The average annual total returns (with fees waived and without sales charge) of the Fund's Class A shares were as follows for the periods indicated:


					Per Annum for
					the Period From
					Commencement of
					Operations through
			One Year	most recent fiscal
			Period+		year end+*

Convertible Fund		7.41%		  8.63%

Diversified Strategic
Income Fund		8.39%		  7.78%

High Income Fund	8.95%		10.24%

Premium Total Return
Fund			20.67%		14.69%

Tax-Exempt Income
Fund			6.29%		  6.40%

Utilities Fund		9.21%		 7.64%

+ 	For the Premium Total Return Fund, figures are for the period ended
December 31, 1996. For all other Funds, figures are for the period ended July 31, 1996.
* The Fund commenced selling Class A shares on November 6, 1992.

	The average annual total returns (with fees waived and without CDSC) of the Fund's Class B shares were as follows for the periods indicated:






					Per	Per Annum for
					Annum	the Period From
					for the	Commencement of
					Five	Operations through
			One Year	Year	most recent fiscal
			Period+		Period+	year end+*

Convertible Fund (1)	6.91%		9.45%	7.88%

Diversified Strategic
Income Fund (2) (6)	7.80%		 8.44%	8.90%

High Income Fund (3) (6)	8.41%		12.17%	 8.61%

Premium Total
Return Fund (4)		20.09%		13.52%	13.40%

Tax-Exempt Income
Fund (4) (6)		  5.74%		6.72%	  8.21%

Utilities Fund (5)		8.78%		8.51%	 9.67%

+	For the Premium Total Return Fund, figures are for the period ended
December 31, 1996. For all other Funds, figures are for the period ended July 31, 1996.
(1) Fund commenced operations on September 9, 1986.
(2) Fund commenced operations on December 28, 1989.
(3) Fund commenced operations on September 2, 1986.
(4) Fund commenced operations on September 16, 1985.
(5) Fund commenced operations on March 28, 1988.
(6) Prior to November 6, 1992 the maximum CDSC imposed on redemptions was 5.00%.

	The average annual total returns (with fees waived) of the Fund's Class C shares were as follows for the periods indicated:


Class C Shares:

					Per Annum for
					the Period From
					Commencement of
					Operations through
			One Year	most recent fiscal
			Period+		year end+


Convertible Fund***	6.82%		11.01%

Diversified Strategic
Income Fund*****	7.82%		6.37%

High Income Fund****	8.56%		10.36%

Premium Total Return
Fund*			20.13%		14.73%

Tax-Exempt Income
Fund**			5.69%		11.24%

Utilities Fund******	 8.80%		  5.32%

     +	For the Premium Total Return Fund, figures are for the period ended
December 31, 1996. For all other Funds, figures are for the period ended July 31, 1996.
     *	The Fund commenced selling Class C shares (previously designated as
Class D shares) on June 1, 1993.
    **	The Fund commenced selling Class C shares (previously designated as
Class D shares) on November 17, 1994
   ***	The Fund commenced selling Class C shares (previously designated as
Class D shares) on November 7, 1994
  ****	The Fund commenced selling Class C shares (previously designated as
Class D shares) on August 24, 1994.
 *****	The Fund commenced selling Class C shares (previously designated as
Class D shares) on March 19, 1993.
******	The Fund commenced selling Class C shares (previously designated as
Class D shares) on February 4, 1993.

	A Class' total return figures calculated in accordance with the above formula assume that the maximum sales charge or maximum applicable CDSC, as the case may be, has been deducted for the hypothetical $1,000 initial investment at the time of purchase.

Aggregate Total Return

The aggregate total return figures for each Fund, other than Exchange Reserve Fund, represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:
	ERV - P
	P

	Where:	P       = a hypothetical initial payment of $10,000.
		ERV = Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The aggregate total returns (with fees waived) of the Class B shares of the Funds indicated were as follows for the periods indicated:



		No load			Load

				Period			Period
				From			From
				Commencement		Commencement
				Operations		Operations
				through			through
				most			most
				recent			recent
		One	Five	fiscal	One	Five	fiscal
		Year	Year	year	Year 	Year	year
		Period+	Period+	end+	Period+	Period+	end+
Convertible(1)	  6.91%	%	112.09%1.91%	56.07%	112.09%

Diversified
Strategic Income
(2)(6)		  7.80%	57.07%	75.51% 	3.30%	48.96%	  75.51%

High Income
(3)(6)		  8.41%	49.96%	126.79%3.91%	76.54%	126.79%

Premium Total
Return(4)	20.09%	88.52%	314.70%15.09%	87.52% 314.16%

Tax-Exempt
Income(4)(6)  	5.74%	79.25%	103.62%1.26%	37.44%	  35.94%

Utilities(5)	8.78%	38.44%	116.04% 3.78%	49.43%	116.64%

+	For the Premium Total Return Fund, figures are for the period ended
December 31, 1996. For all other Funds, figures are for the period ended July 31, 1996.
*	Figures do not include the effect of the maximum sales charge or maximum applicable CDSC. If they had been included, it would have the effect of lowering the returns shown.
**	Figures include the effect of the maximum sales charge or maximum applicable CDSC.
(1) 	Fund commenced operations on September 9, 1986.
(2) 	Fund commenced operations on December 28, 1989.
(3)	Fund commenced operations on September 2, 1986.
(4)	Fund commenced operations on September 16, 1985.
(5)	Fund commenced operations on March 28, 1988.
(6)	Prior to November 6, 1992 the maximum CDSC imposed on
redemptions was 5%.


	The aggregate total returns (with fees waived) of the Class A and Class C shares of the Funds indicated were as follows for the periods indicated:


		No Load		Load	No Load		Load

					Period from	Period from
					inception	inception
					date through	date through
					most recent	most recent
		One year	One year	fiscal		fiscal
		Period+*	Period+*	end+*		end+*

Convertible
Class A (1)	7.41%	  	2.06%		36.15%		29.32%
Class C	(2) 	6.82%		 5.82%		19.83%		19.83%

Diversified Strategic Income
Class A (1)	  8.39%		 3.51%		32.25%		32.25%
Class C (3) 	  7.82%		6.82%		23.14%		28.96%

High Income
Class A	(1)	  8.95%		  4.08%		43.90%		37.42%
Class C	(4)	  8.56%		  7.56%		21.04%		21.04%

Premium Total Return
Class A (1)	20.67%		 14.64%		76.73%		67.87%
Class C	(5) 	20.13%		 19.13%		61.83%		61.83%

Tax-Exempt Income
Class A	(1)	  6.27%		  2.01%		26.09%		21.02%
Class C	(6) 	  5.69%		  4.69%		19.90%		19.90%

Utilities
Class A (1)	9.21%		 %		31.66%		25.05%
Class C (7) 	8.80%		 %		19.80%		19.80%

+	For the Premium Total Return Fund, figures are for the period ended
December 31, 1996. For all other Funds, figures are for the period ended July 31, 1996.
*	Figures do not include the effect of the maximum sales charge or maximum applicable CDSC.
**	Figures include the effect of the maximum sales charge or maximum applicable CDSC.
(1) November 6, 1992.
(2)	The Fund commenced selling Class C shares (previously designated as
Class D shares) on November 7, 1994.
(3)	The Fund commenced selling Class C shares (previously designated as
Class D shares) on March 19, 1993.
(4)	The Fund commenced selling Class C shares (previously designated as
Class D shares) on August 24, 1994.
(5)	The Fund commenced selling Class C shares (previously designated as
Class D shares) on June 1, 1993.
(6)	The Fund commenced selling Class C shares (previously designated as
Class D shares) on November 17, 1994.
(7)	The Fund commenced selling Class C shares (previously designated as
Class D shares) on February 4, 1993.



	It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

	A Class' performance will vary from time to time depending upon market conditions, the composition of the relevant Fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment company's portfolio securities.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Trust and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in any Fund of the Trust.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes.

	Each Fund has qualified and the Trust intends that each Fund continue to qualify separately each year as a "regulated investment company" under the Code. A qualified Fund will not be liable for Federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Fund distributes at least 90% of its net investment income. One of the several requirements for qualification is that a Fund receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity or debt securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's investment in such stock, securities, or currencies. The Trust does not expect any Fund to have difficulty meeting this test.

	To qualify as a regulated investment company, a Fund also must earn less than 30% of its gross income from the disposition of securities held for less than three months. The 30% test will limit the extent to which a Fund may sell securities held for less than three months; effect short sales of securities held for less than three months; write options which expire in less than three months; and effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. (If a Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless the option and the security are acquired on the same date.) Finally, as discussed below, this requirement also may limit investments by certain Funds in options on stock indexes, options on nonconvertible debt securities, futures contracts and options on futures contracts, and foreign currencies (or options, futures or forward contracts on foreign currencies) but only to the extent that such foreign currencies are not directly related to the Trust's principal business of investing in securities.

Taxation of Investment by the Funds

Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on sales of securities held for not more than one year generally will be short-term. If a Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount.

	Options and Futures Transactions. The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased, and whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or put option on an equity or convertible debt security, it will receive a premium that will, subject to the straddle rules, be treated as follows for tax purposes. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be a short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as a part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

	If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term, depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

	One or more Funds may invest in section 1256 contracts, and the Code imposes a special "mark-to-market" system for taxing these contracts. These contracts generally include options on nonconvertible debt securities (including United States government securities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency and options on foreign currency futures will qualify as "section 1256" contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. Generally, most of the foreign currency options and foreign currency futures and related options in which certain Funds may invest will qualify as section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided that section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and the unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions actually are held by a Fund.

	A portion of the mark-to-market gain on instruments held for less than three months at the close of a Fund's taxable year may represent a gain on securities held for less than three months for purposes of the 30% test discussed above. Accordingly, a Fund may have to restrict its fourth-quarter transactions in section 1256 contracts.

	Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts. Those rules, applicable to "straddle" transactions, are intended to eliminate any special tax advantages for such transactions. "Straddles" are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle). Also, the forward currency contracts entered into by a Fund may result in the creation of "straddles" for Federal income tax purposes.

	If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

	If a Fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If a Fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60%/40%" mark-to-market rules. If any such election is made, the amount, the nature (as long-or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

	Section 988. Foreign currency gain or loss from transactions in (a) bank forward contracts not traded in the interbank market and (b) futures contracts traded on a foreign exchange may be treated as ordinary income or loss under the Code section 988. A Fund may elect to have section 988 apply to section 1256 contracts. Pursuant to that election, foreign currency gain or loss from these transactions would be treated entirely as ordinary income or loss when realized. A Fund will make the election necessary to gain such treatment if the election is otherwise in the best interests of the Fund.

Taxation of the Trust's Shareholders

Dividends paid by a Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his or her shares of the Fund.

	Dividends of investment income (but not capital gains) from any Fund generally will qualify for the Federal dividends-received deduction for domestic corporate shareholders to the extent that such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by a Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund which corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

	If a shareholder (a) incurs a sales charge in acquiring or redeeming Fund shares and (b) disposes of those shares and acquires within 90 days after the original acquisition, or (c) acquires within 90 days of the redemption, shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Capital Gains Distribution. As a general rule, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Trust shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

	Tax-Exempt Income Fund. Because the Tax-Exempt Income Fund will distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes. If a shareholder redeems or exchanges shares of the Fund with respect to which he receives an exempt-interest dividend before holding the shares for more than six months, no loss will be allowed on the redemption or exchange to the extent of the dividend received. Also, that portion of any dividend from the Fund which represents income from private activity bonds other than those issued for charitable, educational and certain other purposes held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a person
"related" to a substantial user. Investors should consult their own tax advisors to see whether they may be substantial users or related persons with respect to a facility financed by bonds in which the Fund may invest. Moreover, investors receiving social security or certain other retirement benefits should be aware that tax-exempt interest received from the Fund may under certain circumstances cause up to one-half of such retirement benefits to be subject to tax. If the Fund receives taxable investment income, it will designate as taxable the same percentage of each dividend as the actual taxable income bears to the total investment income earned during the period for which the dividend is paid. The percentage of each dividend designated as taxable, if any, may, therefore, vary. Dividends derived from interest from Municipal Securities which are exempt from Federal tax also may be exempt from personal income taxes in the state where the issuer is located, but in most cases will not be exempt under the tax laws of other states or local authorities. Annual statements will set forth the amount of interest from Municipal Securities earned by the Fund in each state or possession in which issuers of portfolio securities are located.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated March 12, 1985, as amended from time to time, and on November 5, 1992 the Trust filed an Amended and Restated Master Trust Agreement (the "Trust Agreement"). The Trust commenced business as an investment company on September 16, 1985, under the name Shearson Lehman Special Portfolios.
On February 21, 1986, December 6, 1988, August 27, 1990, November 5, 1992, July 30, 1993 and October 14, 1994, the Trust changed its name to Shearson Lehman Special Income Portfolios, SLH Income Portfolios, Shearson Lehman Brothers Income Portfolios, Shearson Lehman Brothers Income Funds, Smith Barney Shearson Income Funds and Smith Barney Income Funds, respectively.

	PNC Bank is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as the custodian for each of the Funds, except Diversified Strategic Income Fund. Chase, located at Chase Metrotech Center, Brooklyn, NY 11245 serves as the custodian for Diversified Strategic Income Fund. Under their respective custodian agreements with the respective Funds, each custodian is authorized to establish separate accounts for foreign securities owned by the appropriate Fund to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the Trust, each custodian receives monthly fees based upon the month-end aggregate net asset value of the appropriate Fund, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by each Fund. For these services First Data receives from each Fund a monthly fee computed on the basis of the number of shareholder accounts maintained during the year for each Fund and is reimbursed for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

   The Funds' Annual Reports for the fiscal year ended July 31, 1996 (except for the Premium Total Return Fund, whose Annual Report is for the fiscal year ended December 31, 1996), accompany this Statement of Additional
Information and are incorporated herein by reference in their entirety.
APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

	AAA

	Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

	AA

	Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

	A

	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

	BBB

	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	BB, B and CCC

	Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Description of Moody's Corporate Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Description of S&P Municipal Bond Ratings

	AAA

	Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

	General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

	Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

	High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

	A

	Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

	General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

	Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

	Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

	Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

	The rating C is reserved for income bonds on which no interest is being paid.

	D

	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.


Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca

	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C

	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.


Description of Moody's Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.
	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years;
(g) financial strength of parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

	Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.

	Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

	Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

	Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

	Various NRSROs utilize rankings within ratings categories indicated by a + or -. The Funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.




							Smith Barney
						INCOME FUNDS





							Statement of
						Additional Information
						November 28, 1996
					   amended April 30, 1997



Convertible Fund



Diversified Strategic Income Fund



Exchange Reserve Fund



High Income Fund



Premium Total Return Fund



Tax-Exempt Income Fund



Utilities Fund











Smith Barney
Income Funds
388 Greenwich Street
New York, New York 10013					SMITH
BARNEY
A Member of Travelers Groups



FD 01217     4/97




PART C
Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

			Financial Highlights

		Included in Part B:

The Annual Report of Smith Barney Premium Total Return Fund for
the fiscal year ended December 31, 1996 and the Report of
Independent Auditors dated February 7, 1997 areincorporated by  reference to
the Definitive 30b2-1 filed on 	March 10, 1997 as
Accession #0000091155-97-000141.

		Included in Part C:

		Consent of Auditors     is filed herein.

(b)	Exhibits

	All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on March 13, 1985 (File Nos. 2-96408 and 811-
4254).

	(1)	Registrant's First Amended and Restated Master Trust
Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust
		Agreement dated July 30, 1993 are incorporated by reference to
		Post-Effective Amendment No. 36.

	(2)	Registrant's By-Laws are incorporated by reference to the
		Registration Statement.

	(3)	Not Applicable.

	(4)	Registrant's form of stock certificates for Class A, Class B,
		Class C and Class Y shares of beneficial interest in each of its sub-trusts are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

	(5)(a)	Transfer of Investment Advisory Agreements between the
		Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income
		 Fund, Smith Barney Utilities Fund, Smith Barney Convertible Securities Fund, Smith Barney High Income Fund, Smith
		Barney Tax-Exempt Income Fund and Smith Barney Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

	(b)	Investment Advisory Agreement between Registrant and
		Smith Barney Strategy Advisers Inc. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the
		 Registration Statement.

	(c)	Sub-Investment Advisory Agreement among the Registrant,
		Smith Barney Strategy Advisers, Inc. and Boston Partners Asset Management, L.P with respect to Smith Barney Premium
		(7)	Not Applicable.

	(8)(a)	Custodian Agreement between the Registrant and PNC Bank,
		National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

	(b)	A form of Custodian Agreement between the Registrant and
		Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

	(9)(a)	Administration Agreement between the Registrant and
		SBMFM is incorporated by reference to Post-Effective
		Amendment No. 40.

	(b)	Transfer Agency and Registrar Agreement between the
		Registrant and First Data Investor Services Group, Inc., (formerly The Shareholder Services Group, Inc.) is
		 incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.

	(10)	Opinion of Counsel was filed with Registrant's 24f-2 Notice
		on     February 25, 1997 as accession number
		000009155-97-000095.

	(11)	   Consent of KPMG Peat Marwick LLP is filed
		herein.

	(12)	Not Applicable.

	(13)	Not Applicable.

	(14)	Not Applicable.

	(15)(a)	Services and Distribution Plans pursuant to Rule 12b-1
		between the Registrant on behalf of Smith Barney Diversified Strategic Income Fund, Smith Barney Utilities Fund, Smith Barney Convertible Securities Fund, Smith Barney High
		Income Fund, Smith Barney Premium Total Return Fund,
		Smith Barney Tax-Exempt Income Fund and Smith Barney Exchange Reserve Fund are incorporated by reference to
		 Post-Effective Amendment No. 40.

	(16)	Performance Data for Registrant is incorporated by reference
		to Post-Effective Amendments No. 14, 15 and 30 to the Registration Statement filed on September 30, 1988, December 30, 1988 and January 29, 1992, respectively.

	(17)	    Financial Data Schedule is filed herein    .

	(18)	Plan pursuant to Rule 18f-3 is incorporated by reference to
		Post- Effective Amendment No. 41 to the Registration Statement.

Item 25		Persons Controlled by or Under Common Control with
		Registrant
		None.

Item 26		Number of Holders of Securities

(1)					(2)
					Number of Record Holders
Title of Class				by Class as of    April 25,
1997

Beneficial Interest par value
$.001 per share

Fund

				Class A	    Class B        Class C	Class Y
Premium Total Return Fund	41,973	    138,2346      3,930         5



Item 27	Indemnification

The response to this item is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement.

Item 28(a)	Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds Management Inc.
("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc. SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation)("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-14437).

Item 28(a)	Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Strategy Advisers Inc. ("Strategy
Advisers")

Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1, 1994, Strategy Advisers changed its name from Smith Barney-Shearson Strategy Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of SBMFM. Strategy Advisers is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Strategy Advisers is also registered with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange Act (the "CEA"), and is a member of the National Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of SBMFM and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, in incorporated b reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).

Item 28(b)	Business and Other Connections of Sub-Investment Adviser

Sub-Investment Adviser - Boston Partners Asset Management, L.P. ("Boston Partners")

Boston Partners was organized in April, 1995 under the laws of the State of Delaware as a Limited Partnership and provides a comprehensive range of financial products and services in domestic and selected International markets. Boston Partners is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and provides investment advice to endowment plans, Taft Hartley Health and Welfare Plans, VEBAS and institutional clients. It also serves as investment adviser and sub-investment adviser to other investment companies.

The list required by this Item 28 of officers and directors of Boston Partners, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Boston Partners pursuant to the Advisers Act (SEC File No. 801-49059).

Item 28(b)	Business and Other Connections of Sub-Investment Adviser

Sub-Investment Adviser - Smith Barney Global Capital Management Inc.
("SBGCM")

SBGCM was incorporated on January 22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Holdings.
SBGCM is
an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 28 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

Item 29.     Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc.,
Smith Barney Concert    Allocation     Series Fund Inc.; Smith Barney
Principal Return Fund, Smith Barney Managed Governments Fund Inc.,
Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals
Fund Inc., Smith Barney New Jersey Municipals Fund Inc.,
The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Investment
Trust, Smith Barney Adjustable Rate Government Income Fund, Smith
Barney Florida Municipals Fund, Smith Barney Oregon Municipals
Fund, Smith Barney Funds, Inc., Smith Barney Muni
Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith Barney Variable
Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman),
Worldwide Special Fund, N.V., Worldwide Securities Limited,
(Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith
Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30	Location of Accounts and Records

		(1)	Smith Barney Inc.
			388 Greenwich Street
			New York, New York  10013

		(2)	Smith Barney Income Funds
			388 Greenwich Street
			New York, New York  10013

		(3)	Smith Barney Mutual Funds Management Inc.
			388 Greenwich Street
			New York, New York  10013

		(4)	Boston Partners Asset Management, L.P.
			One Financial Center
			43rd floor
			Boston, Massachusetts  02111

		(5)	Smith Barney Global Capital Management Inc.
			10 Piccadilly
			London W1V 9LA
			England

		(6)	PNC Bank, National Association
			17th and Chestnut Streets
			Philadelphia, PA  19103

		(7)	First Data Investor Services Group, Inc.
			One Exchange Place
			Boston, Massachusetts  02109

		(8)	The Chase Manhattan Bank
			Chase MetroTech Center
			Brooklyn, New York 11245


Item 31	Management Services

	Not Applicable.

Item 32	Undertakings

	(a)	The Registrant hereby undertakes to call a meeting of its
shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.




	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended,
and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INCOME FUNDS, has duly caused this Amendment to the
Registration
Statement to be signed on its behalf by the undersigned, thereunto duly
authorized, all in the City of New York, State of New York on the     29th
day
of April,     1996.

	SMITH BARNEY INCOME FUNDS

						By: /s/ Heath B.
McLendon
						Heath B. McLendon,
Chairman of the Board

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title
	Date


/s/ Heath B. McLendon	Chairman of the Board		   4/29/97
Heath B. McLendon	(Chief Executive Officer)


/s/ Lewis E. Daidone	Senior Vice President and		   4/29/97
Lewis E. Daidone	Treasurer (Chief Financial
			and Accounting Officer)


/s/ Lee Abraham*	Trustee				   4/29/97
Lee Abraham


/s/ Allan J. Bloostein*	Trustee				   4/29/97
Allan J. Bloostein


/s/ Madelon Devoe-Talley*Trustee				   4/29/97
Madelon Devoe-Talley


/s/ Richard E. Hanson*	Trustee				   4/29/97
Richard E. Hanson



* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 4, 1996.


/s/ Heath B. McLendon
Heath B. McLendon




EXHIBITS


 Exhibit No.	Description of Exhibits

11		Consent of KPMG Peat Marwick LLP

17		Financial Data Schedule

		Cover Letter to SEC


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